Supplement dated June 17, 2024, to the Prospectuses, Summary Prospectuses, and Statements of Additional Information of the Loomis Sayles Bond Fund, Loomis Sayles Fixed Income Fund, and Loomis Sayles Investment Grade Fixed Income Fund (the “Funds”), dated February 1, 2024 and May 1, 2024, as may be revised or supplemented from time to time.
Loomis Sayles Bond Fund
Loomis Sayles Fixed Income Fund
(the “Funds”)
Effective July 1, 2024, the second to last paragraph of the sub‑section “Principal Investment Strategies” under the Funds’ “Investment, Risks and Performance” section of the “Fund Summary,” and the third to last paragraph of the sub‑section “Principal Investment Strategies” within the “Investment Goals, Strategies and Risks” section of the Funds’ Prospectuses are amended and restated as follows:
The Fund may invest up to 40% of its assets in foreign securities, including emerging markets securities. The Fund may invest up to 20% of its assets in non‑U.S. dollar-denominated securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank). Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg.
Loomis Sayles Investment Grade Fixed Income Fund
(the “Fund”)
Effective July 1, 2024, the second to last paragraph of the sub‑section “Principal Investment Strategies” under the Fund’s “Investment, Risks and Performance” section of the “Fund Summary,” and the third to last paragraph of the sub‑section “Principal Investment Strategies” within the “Investment Goals, Strategies and Risks” section of the Fund’s Prospectus are amended and restated as follows:
The Fund may invest up to 40% of its assets in foreign securities, including emerging markets securities. The Fund may invest up to 20% of its assets in non‑U.S. dollar-denominated securities. The Fund may invest without limit in obligations of supranational entities (e.g., the World Bank). Although certain securities purchased by the Fund may be issued by domestic companies incorporated outside of the United States, the Adviser does not consider these securities to be foreign if the issuer is included in the U.S. fixed-income indices published by Bloomberg. The Fund may also invest in mortgage-related securities, including mortgage dollar rolls. The Fund may engage in futures transactions and swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

Effective July 1, 2024, the second paragraph of the sub‑section “Foreign Securities” under the “Investment Strategies” section of the Funds’ Statement of Additional Information is amended and restated as follows:
Loomis Sayles Bond Fund
Loomis Sayles Investment Grade Fixed Income Fund
(the “Funds”)
Non‑U.S. dollar denominated securities may include, among other investments: (a) debt obligations issued or guaranteed by non‑U.S. national, provincial, state, municipal or other governments or by their agencies or instrumentalities; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. government issued in non‑dollar securities; (d) debt obligations and other fixed-income securities of foreign corporate issuers; (e) non‑U.S. dollar denominated securities of U.S. corporate issuers; and (f) equity securities issued by foreign corporations or other business organizations. In addition to the risks associated with investing in foreign securities generally, such investments present additional risks not typically associated with investments in comparable securities of U.S. issuers.
Effective July 1, 2024, the following is hereby included after the first paragraph of the sub‑section “Foreign Securities” under the “Investment Strategies” section of the Fund’s Statement of Additional Information:
Loomis Sayles Fixed Income Fund
(the “Fund”)
Non‑U.S. dollar denominated securities may include, among other investments: (a) debt obligations issued or guaranteed by non‑U.S. national, provincial, state, municipal or other governments or by their agencies or instrumentalities; (b) debt obligations of supranational entities; (c) debt obligations of the U.S. government issued in non‑dollar securities; (d) debt obligations and other fixed-income securities of foreign corporate issuers; (e) non‑U.S. dollar denominated securities of U.S. corporate issuers; and (f) equity securities issued by foreign corporations or other business organizations. In addition to the risks associated with investing in foreign securities generally, such investments present additional risks not typically associated with investments in comparable securities of U.S. issuers.